Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 24,063	$ 6,220	$ (19,689)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	12,112	9,967	11,040
Loss from sale of property and equipment, net	207	61	20
Share-based compensation expense	4,298	3,964	3,560
Decrease in accrued severance pay and pensions, net	(970)	(267)	(445)
Decrease (increase) in trade receivables, net	(46,224)	(2,370)	18,428
Decrease (increase) in other assets (including other accounts receivable, prepaid expenses, other non-current assets, and the effect of exchange rate changes on cash and cash equivalents)	1,344	16,994	(345)
Decrease (increase) in inventories	7,606	6,303	(11,155)
Decrease in operating lease right-of-use assets	4,632	3,781	3,571
Increase (decrease) in trade payables	23,032	(1,847)	(2,018)
Increase (decrease) in deferred revenues	(3,604)	(9,562)	2,229
Decrease in operating lease liability	(4,196)	(4,034)	(5,937)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	3,898	1,677	(4,154)
Net cash provided by (used in) operating activities	26,198	30,887	(4,895)
Cash flows from investing activities:
Purchase of property and equipment	(14,581)	(9,955)	(10,464)
Software development costs capitalized	(1,883)	(2,944)	(1,957)
Payments made in connection with business acquisitions, net of acquired cash	0	(7,971)	0
Net cash used in investing activities	(16,464)	(20,870)	(12,421)
Cash flows from financing activities:
Proceeds from exercise of stock options	5,878	39	410
Proceeds from (repayments of) bank credits and loans, net	(7,400)	(4,900)	22,700
Net cash provided by (used in) financing activities	(1,522)	(4,861)	23,110
Effect of exchange rate changes on cash and cash equivalents	(1,138)	133	75
Increase in cash and cash equivalents	7,074	5,289	5,869
Cash and cash equivalents at the beginning of the year	28,237	22,948	17,079
Cash and cash equivalents at the end of the year	35,311	28,237	22,948
Supplemental disclosure of non - cash investing activities:
Fair value of ordinary shares issued and contingent holdback obligations to selling shareholders provided as consideration for business combination	0	2,561	0
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net	1,127	2,839	1,871
Cash paid for interest on bank loans and factoring fees	$ 4,682	$ 6,040	$ 3,456